3. Organization and Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Organization And Significant Accounting Policies Details Narrative
Advertising costs					$ 15,607	$ 16,521
Net losses	309,910	352,228	599,592	1,147,998	1,659,586	1,956,639
Accumulated deficit	$ 56,410,669		$ 56,410,669		$ 55,811,077	$ 54,151,491
Revenue from customers located in foreign countries					11%	13%